Shareholders’ Equity (Details) - USD ($)			6 Months Ended
		Nov. 28, 2024	Dec. 31, 2024		Dec. 31, 2023	Jun. 30, 2024		Jun. 30, 2023	[2]
Shareholders’ Equity [Line Items]
Aggregate purchase shares (in Shares)		1,425,000
Purchase price per share (in Dollars per share)		$ 4
Total consideration amount		$ 5,700,000	$ 5,700,000		$ 4,999,823
Common stock, shares issued (in Shares)	[1]		3,112,500			1,687,500
Common stock, shares outstanding (in Shares)	[1]		3,112,500			1,687,500
Percentage of net after-tax income			10.00%
Registered capital percentage			50.00%
Retained earnings to statutory reserves			$ 401,295			$ 570,807
Aggregate amounts of restricted net assets			$ 1,034,011			$ 187,696
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued (in Shares)			3,112,500
Common stock, shares outstanding (in Shares)			3,112,500	[2]	1,562,500	1,687,500	[2]	1,500,000

[1]	Giving retroactive effect to the 1-for-16 reverse share split effected on November 19, 2024.
[2]	Giving retroactive effect to the 1-for-16 reverse share split effected on November 19, 2024.